Short-Term Bond Fund of America®
Short-Term Bond Fund of America®
Investment objective
The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in this prospectus, and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Short-Term Bond Fund of America®	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class F-1	Class 529-F-1	Class F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		2.50%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Bond Fund of America®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E		Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%		0.29%	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.18%	0.90%	1.00%	0.25%	none	0.13%	0.89%	0.99%	0.50%	none	1.00%	0.74%	0.60%	[1]	0.50%	0.24%	none	none
Other expenses	0.12%	0.12%	0.16%	0.20%	0.16%	0.23%	0.25%	0.24%	0.21%	0.24%	0.18%	0.46%	0.28%	[1]	0.23%	0.18%	0.12%	0.06%
Total annual fund operating expenses	0.59%	1.31%	1.45%	0.74%	0.45%	0.65%	1.43%	1.52%	1.00%	0.53%	1.47%	1.49%	1.17%		1.02%	0.71%	0.41%	0.35%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short-Term Bond Fund of America® (USD $)	1 year	3 years	5 years	10 years
Class A	309	434	571	969
Class B	633	815	918	1,381
Class C	248	459	792	1,735
Class F-1	76	237	411	918
Class F-2	46	144	252	567
Class 529-A	315	453	603	1,040
Class 529-B	646	852	982	1,500
Class 529-C	255	480	829	1,813
Class 529-E	102	318	552	1,225
Class 529-F-1	54	170	296	665
Class R-1	150	465	803	1,757
Class R-2	152	471	813	1,779
Class R-2E	119	372	644	1,420
Class R-3	104	325	563	1,248
Class R-4	73	227	395	883
Class R-5	42	132	230	518
Class R-6	36	113	197	443

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption Short-Term Bond Fund of America® (USD $)	1 year	3 years	5 years	10 years
Class B	133	415	718	1,381
Class C	148	459	792	1,735
Class 529-B	146	452	782	1,500
Class 529-C	155	480	829	1,813

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 257% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average effective maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may also invest in interest rate swaps to seek to manage the fund’s sensitivity to interest rates. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate, prime rate or other benchmark.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short U.S. Government Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the objective and/or strategies of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 1.77% (quarter ended September 30, 2007)

Lowest -0.74% (quarter ended June 30, 2013)

The fund's total return for the nine months ended September 30, 2014, was 0.38%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns Short-Term Bond Fund of America®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(2.83%)	0.91%	1.60%	Oct. 02, 2006
Class B	B Before taxes	(6.03%)	0.31%	1.20%	Nov. 06, 2006
Class C	C Before taxes	(2.27%)	0.56%	1.09%	Nov. 06, 2006
Class F-1	F-1 Before taxes	(0.45%)	1.33%	1.82%	Nov. 01, 2006
Class F-2	F-2 Before taxes	(0.17%)	1.61%	1.52%	Aug. 19, 2008
Class 529-A	529-A Before taxes	(2.88%)	0.85%	1.49%	Nov. 03, 2006
Class 529-B	529-B Before taxes	(6.12%)	0.19%	1.05%	Nov. 02, 2006
Class 529-C	529-C Before taxes	(2.37%)	0.49%	1.01%	Nov. 03, 2006
Class 529-E	529-E Before taxes	(0.71%)	1.02%	1.47%	Dec. 01, 2006
Class 529-F-1	529-F-1 Before taxes	(0.25%)	1.52%	2.03%	Nov. 16, 2006
Class R-1	R-1 Before taxes	(1.28%)	0.56%	1.02%	Dec. 26, 2006
Class R-2	R-2 Before taxes	(1.28%)	0.55%	1.03%	Dec. 08, 2006
Class R-3	R-3 Before taxes	(0.74%)	0.99%	1.47%	Nov. 22, 2006
Class R-4	R-4 Before taxes	(0.42%)	1.32%	1.79%	Jan. 03, 2007
Class R-5	R-5 Before taxes	(0.13%)	1.62%	2.07%	Jan. 04, 2007
Class R-6	R-6 Before taxes	(0.07%)		1.43%	May 07, 2009
After Taxes on Distributions Class A	A After taxes on distributions	(3.07%)	0.51%	0.90%
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	(1.60%)	0.56%	0.98%
Barclays U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.52%	1.72%	3.00%	Oct. 02, 2006
Lipper Short U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Short U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(0.40%)	1.66%	2.47%	Oct. 02, 2006

Class A annualized 30-day yield at August 31, 2014: 0.56% (For current yield information, please call American FundsLine® at (800) 325-3590.)